Financial Instruments (Details) - Schedule of bank credit lines - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bank Credit Lines Abstract
Amount used	$ 6,198,695	$ 1,500,000	$ 626,554
Amount not used	1,380,000	250,000	297,828
Total credit lines and long term debt	$ 7,578,695	$ 1,750,000	$ 924,382